SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting [Abstract]
Revenue	$ 634,222	$ 125,591
Cost of revenue	430,065	89,740
Gross profit	204,157	35,851
Operating expenses	3,638,823	188,796
Segment operating loss	(3,434,666)	(152,945)
Segment other income (expense)	2,214	(39,917)
Segment assets	$ 16,937,744	$ 501,547